Convertible Senior Notes - Additional Information (Details) ¥ in Thousands, shares in Millions				12 Months Ended
	Dec. 21, 2020 USD ($) Day $ / shares	Mar. 29, 2019 USD ($) Day $ / shares shares	Dec. 04, 2018 USD ($) Day $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Debt instrument, face amount				¥ 17,953,650		¥ 13,577,850		$ 2,751,517,000
Cost of capped call recorded as reduction in additional paid-in capital | ¥						(567,140)	¥ (464,825)
2023 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 750,000,000					$ 750,000,000
Debt instrument, payment terms			The 2023 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 3.75% per annum on June 1 and December 1 of each year, beginning on June 1, 2019.
Debt instrument, frequency of periodic payment			semi-annually
Annual interest rate			3.75%
Loan agreement expiration date			Dec. 01, 2023
Debt Instrument, repurchase date			Dec. 01, 2021
Percentage of repurchase price is equal to principal amount of convertible notes			100.00%
Effective interest rate				7.04%				7.04%
Net proceeds from issuance of notes			$ 736,700,000
Underwriting discounts and offering expenses			$ 13,300,000
Liability accreted remaining period				11 months 1 day	11 months 1 day
Aggregate schedule of maturities repayment of principal payments due in 2023				¥ 4,896,500				$ 750,400,000
2023 Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate			37.1830
Debt instrument, conversion basis principle amount			$ 1,000
Debt instrument, initial conversion price | $ / shares			$ 26.89
Debt instrument, convertible threshold trading days | Day			20
Debt instrument, convertible threshold consecutive trading days | Day			30
Debt instrument, convertible threshold percentage			130.00%
Number of business days | Day			5
Convertible threshold percentage of the product of ADS sale price and conversion rate			98.00%
Purchase price of capped call options			$ 67,500,000
Settlement shares of capped call options | shares			27.9
Capped call options cap price | $ / shares			38.42
Cost of capped call recorded as reduction in additional paid-in capital			$ 67,500,000
2023 Convertible Senior Notes | American Depositary Shares | Redemption Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days | Day			10
2025 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,200,000,000						$ 1,200,000,000
Debt instrument, payment terms		The 2025 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 2.00% per annum on October 1 and April 1 of each year, beginning on October 1, 2019.
Debt instrument, frequency of periodic payment		semi-annually
Annual interest rate		2.00%
Loan agreement expiration date		Apr. 01, 2025
Debt Instrument, repurchase date		Apr. 01, 2023
Percentage of repurchase price is equal to principal amount of convertible notes		100.00%
Effective interest rate				6.01%				6.01%
Net proceeds from issuance of notes		$ 1,179,000,000.0
Underwriting discounts and offering expenses		$ 21,000,000.0
Liability accreted remaining period				2 years 3 months	2 years 3 months
Aggregate schedule of maturities repayment of principal payments due in 2025				¥ 7,834,300				$ 1,200,700,000
2025 Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate		33.0003
Debt instrument, conversion basis principle amount		$ 1,000
Debt instrument, initial conversion price | $ / shares		$ 30.30
Debt instrument, convertible threshold trading days | Day		20
Debt instrument, convertible threshold consecutive trading days | Day		30
Debt instrument, convertible threshold percentage		130.00%
Number of business days | Day		5
Convertible threshold percentage of the product of ADS sale price and conversion rate		98.00%
Purchase price of capped call options		$ 84,500,000
Settlement shares of capped call options | shares		39.6
Capped call options cap price | $ / shares		40.02
Cost of capped call recorded as reduction in additional paid-in capital		$ 84,500,000
2025 Convertible Senior Notes | American Depositary Shares | Redemption Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days | Day		10
2026 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 800,000,000							$ 800,000,000
Debt instrument, payment terms	The 2026 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 4.00% per annum on June 15 and December 15 of each year, beginning on June 15, 2021.
Debt instrument, frequency of periodic payment	semi-annually
Annual interest rate	4.00%
Loan agreement expiration date	Dec. 15, 2026
Debt Instrument, repurchase date	Aug. 01, 2024
Percentage of repurchase price is equal to principal amount of convertible notes	100.00%
Additional debt principal amount offered	$ 100,000,000
Effective interest rate				6.94%				6.94%
Net proceeds from issuance of notes	786,000,000.0			¥ 5,150,888
Underwriting discounts and offering expenses	$ 14,000,000.0			¥ 91,690
Liability accreted remaining period				3 years 7 months 2 days	3 years 7 months 2 days
Aggregate schedule of maturities repayment of principal payments due in 2026				¥ 5,222,900				$ 800,400,000
2026 Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate	44.8179
Debt instrument, conversion basis principle amount	$ 1,000
Debt instrument, initial conversion price | $ / shares	$ 22.31
Debt instrument, convertible threshold trading days | Day	20
Debt instrument, convertible threshold consecutive trading days | Day	30
Debt instrument, convertible threshold percentage	130.00%
Number of business days | Day	5
Convertible threshold percentage of the product of ADS sale price and conversion rate	98.00%
2026 Convertible Senior Notes | American Depositary Shares | Redemption Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days | Day	10
2023 Notes, 2025 Notes and 2026 Notes
Debt Instrument [Line Items]
Interest cost recognized				¥ 799,200	$ 122,500,000	¥ 669,800	¥ 23,900